Note 8 - Variable Interest Entities	12 Months Ended
Dec. 31, 2015
Variable Interest Entities Disclosure [Abstract]
Variable Interest Entities Disclosure [Text Block]
(8)	Variable Interest Entities

PRC laws and regulations place certain restrictions on foreign investment in and ownership of insurance agencies, brokerages and on-line business. Accordingly, the Group conducts some of its operations in China through contractual arrangements among its PRC subsidiaries, two PRC affiliated entities and the equity shareholders of these PRC affiliated entities, who are PRC nationals. The contractual arrangements include a series of contracts entered into between the Group’s PRC subsidiaries and the equity shareholders of these PRC affiliated entities and these PRC affiliated entities, including loan agreements, equity pledge agreements, irrevocable powers of attorney, exclusive purchase option agreements, consulting and service agreements, information technology ("IT") platform service agreements and technology service agreements. Through these contractual arrangements, the Group is entitled to: (1) receive service fees from the subsidiaries of these PRC affiliated entities; (2) exercise all of the voting powers of the owners of these PRC affiliated entities; (3) receive dividends declared by these PRC affiliated entities and their subsidiaries; (4) acquire all the equity interests of these PRC affiliated entities and their subsidiaries once PRC laws permit; and (5) exercise its substantive kick out right under the terms of the exclusive purchase option agreement. As the Company is the sole primary beneficiary of these VIEs, the Company consolidates them into its consolidated financial statements.

In recent years, some rules and regulations governing the insurance intermediary sector in China have begun to encourage foreign investment. The Group has commenced a restructuring which has resulted in obtaining controlling equity ownership in a majority of its affiliated insurance intermediary companies. However, there remains uncertainty regarding the interpretation and implementation of the relevant regulations and the timing of the restructuring process. In addition, restrictions by PRC laws and regulations on foreign investments in and ownership of internet businesses still exists and the Group is still in the process to complete its restructuring plan. Therefore, as of December 31, 2015, the Group still conducts part of its operations in China through contractual arrangements among its PRC subsidiaries and consolidated affiliated entities, Shenzhen Xinbao Investment Management Co., Ltd. ("Xinbao Investment") and Shenzhen Dianliang Information Technology Co., Ltd ("Dianliang Information") (collectively referred as the "Two PRC Affiliated Entities") and the equity holders of the Two PRC Affiliated Entities who are PRC nationals. To provide the Company effective control over the Two PRC Affiliated Entities, and the ability to receive substantially all of the economic benefits of the Two PRC Affiliated Entities and their subsidiaries, a series of contractual arrangements were entered amongst CNinsure Xinlian Information Technology Consulting (Shenzhen) Co., Ltd. ("Xinlian Information"), CNinsure Zhonglian Enterprise Image Planning (Shenzhen) Co., Ltd. ("Zhonglian Enterprise"), Litian Zhuoyue Software (Beijing) Co., Ltd ("Litian") and Ying Si Kang Information Technology (Shenzhen) Co., Ltd. ("Ying Si Kang Information"), which are PRC subsidiaries of the Company, and the Two PRC Affiliated Entities and their direct equity holders, refer to as the "VIE arrangements".

Agreements that provide the Group effective control over the Two PRC Affiliated Entities

Loan Agreements

Each of the individual shareholders of Xinbao Investment entered into a loan agreement with the Group’s subsidiary Ying Si Kang Information, evidencing a zero interest loan granted to them, equal to their respective capital contributions to Xinbao Investment. When Ying Si Kang was transferred to Litian in 2014, each of the individual shareholders of Xinbao Investment was released from the agreement with Ying Si Kang and entered into a new loan agreement with another Group’s subsidiary Bao Si Kang Information Technology (Shenzhen) Co., Ltd. ("Bao Si Kang Information"). The terms of the loan agreement are substantially similar to those in the loan agreements of Ying Si Kang Information described above.

In addition, the individual shareholder of Dianliang Information also entered into a loan agreement with the Group’s subsidiary Xinlian Information, evidencing a zero interest loan granted to the individual shareholder, equal to his capital contribution to Dianliang Information. The terms of the loan agreement are substantially similar to those in the loan agreements of Xinbao Investment described above.

Equity Pledge Agreements

Pursuant to the equity pledge agreements between (1) Xinbao Investment, Ying Si Kang Information, and from the later year of 2014 Bao Si Kang Information and the equity holders of Xinbao Investment; and (2) Dianliang Information, Xinlian Information and the equity holder of Dianliang Information, the equity holders of the Two PRC Affiliated Entities have pledged their equity interests in the Two PRC Affiliated Entities to Ying Si Kang Information (later year of 2014 to Bao Si Kang Information) and Xinlian Information to secure their obligations under the loan agreements between (1) Ying Si Kang Information (later year of 2014 replaced with Bao Si Kang Information) and Xinbao Investment; (2) Dianliang Information and Xinlian Information. During the term of the equity pledge agreements, Xinlian Information and Ying Si Kang Information (later year of 2014 replaced with Bao Si Kang Information) are entitled to all the dividends declared on the pledged equity interests. The equity pledge agreements will expire when the individual shareholder fully performed his obligations under the loan agreements.

The individual shareholder of Dianliang Information entered into a pledge agreement with the Group’s subsidiary Xinlian Information. The terms of the pledge agreement are substantially similar to those in the pledge agreements of Xinbao Investment described above.

Irrevocable Power of attorney

Pursuant to the power of attorney, the nominee equity holders of the Two PRC Affiliated Entities each executed an irrevocable power of attorney, appointing a person designated by Xinlian Information or Ying Si Kang Information (later year of 2014 replaced with Bao Si Kang Information) as their attorney-in-fact to vote on their behalf on all matters of the Two PRC Affiliated Entities requiring equity holder approval. If Xinlian Information or Ying Si Kang Information (later year of 2014 replaced with Bao Si Kang Information) designates the individual shareholders of the Two PRC Affiliated Entities to attend shareholders' meetings of the Two PRC Affiliated Entities, each of the individual shareholders agrees to vote his shares as instructed by Xinlian Information or Ying Si Kang information (later year of 2014 replaced with Bao Si Kang Information).

The Articles of Association of the Two PRC Affiliated Entities state that the major rights of the equity holders include the power to review and approve annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan. Therefore, through the power of attorney arrangement, Xinlian Information and Ying Si Kang Information (later year of 2014 replaced with Bao Si Kang Information) have the ability to exercise effective control over the Two PRC Affiliated Entities through equity holder votes and, through such votes, to also control the composition of the board of directors. In addition, the senior management teams of the Two PRC Affiliated Entities are the same as that of Xinlian Information and Ying Si Kang Information (later year of 2014 replaced with Bao Si Kang Information).

Agreements that provide the Group the option to purchase the equity interests in the Two PRC Affiliated Entities

Exclusive Purchase Option Agreements

Pursuant to the exclusive purchase right agreements, Xinlian Information and Ying Si Kang Information (later year of 2014 replaced with Bao Si Kang Information) may purchase the entire equity interests in, or all the assets of the Two PRC Affiliated Entities, for a purchase price equal to the amount of the individual shareholder’s actual capital contributions to the Two PRC Affiliated Entities or the minimum price permitted by PRC laws, if and when PRC laws are amended to permit such a transaction.

Agreements that transfer economic benefits to Xinlian Information, Zhonglian Enterprise, and Litian

IT platform related service, consulting service and technology service agreements

Pursuant to IT platform service, technology service and consulting service agreements entered into between the Group’s PRC subsidiary Ying Si Kang Information and most of the subsidiaries of the Two PRC Affiliated Entities, Ying Si Kang Information agreed to grant rights to use the "CNinsure" brand and provide consulting and training services related to finance, taxation, IT platform and internal control compliance and services to ensure the normal operation of the mobile sales support system to most of subsidiaries of the Two PRC Affiliated Entities in exchange for fees payable quarterly calculated as a percentage of revenues of each insurance intermediary. Each of these agreements has an initial term of one year from the signing date and can be renewed each year upon mutual agreement. In 2013, we provided IT platform and software services to most of subsidiaries of the Two PRC Affiliated Entities through another of our PRC subsidiaries, Litian. We ceased providing IT services to these entities in 2014. But we resumed providing such services to these entities through Ying Si Kang Information in 2015.

These contractual arrangements allow the Group to effectively control the Two PRC Affiliated Entities and their subsidiaries, and to derive substantially all of the economic benefits from them. Accordingly, the Group treats the Two PRC Affiliated Entities as VIEs and because the Group is the primary beneficiary of the Two PRC Affiliated Entities, the Group has consolidated the financial results of the Two PRC Affiliated Entities and their subsidiaries.

In addition to the above agreements, which allow the Group to exercise effective control, have an exclusive option to purchase all or part of the equity interests and receive a substantial portion of the economic benefits from the Two PRC Affiliated Entities and their subsidiaries. The Group had also entered into similar contractual arrangements with the non-controlling interest shareholders of Guangdong Meidiya Investment before January, 2015 and Sichuan Yihe Investment Co., Ltd. ("Yihe Investments") before December 2015, respectively. In January 2015, the individual minority shareholders of Meidiya Investment transferred their respective equity interests in Meidiya Investment to CNinsure Group Company, the Group’s wholly-owned subsidiary. In addition, the contractual arrangements among Meidiya Investment, and their respective shareholders and subsidiaries were terminated. Consequently, Meidiya Investment became the Group’s wholly-owned subsidiary and ceased being a consolidated affiliated entity.

In December 2015, the individual minority shareholders of Yihe Investment transferred their respective equity interests in Yihe Investment to Zhonglian Enterprise and Xinlian Information. As a result, Zhonglian Enterprise, Xinlian Information and CNinsure Group Company owns 39.1%, 40.9% and 20% of the equity interests of Yihe Investment, respectively. In addition, the contractual arrangements among Yihe Investment and their respective shareholders and subsidiaries were terminated. Consequently, Yihe Investment became the Group’s wholly-owned subsidiary and ceased being a consolidated affiliated entity.

Risks in relation to VIE Arrangement

The Company believes that the contractual arrangements with PRC Affiliated Entities and their subsidiaries and their current shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoking the business and operating licenses of the Group's PRC subsidiaries and VIEs;

•	restricting or prohibiting any related-party transactions among the Group's PRC subsidiaries and VIEs;

•	imposing fines or other requirements with which the Group may not be able to comply;

•	requiring the Group to restructure the relevant ownership structure or operations; or

•	restricting or prohibiting the Group from providing additional funding for its business and operations in China.

The Company's ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs and their subsidiaries in its financial statements as it may lose the ability to exert effective control over the VIEs and their subsidiaries and its shareholders, and it may lose the ability to receive economic benefits from the VIEs and their subsidiaries.

The interests of the shareholders of the PRC Affiliated Entities may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the PRC Affiliated Entities not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the PRC Affiliated Entities will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of PRC Affiliated Entities may encounter in their capacity as beneficial owners and directors of PRC Affiliated Entities, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of PRC Affiliated Entities will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of PRC Affiliated Entities should they act to the detriment of the Company. The Company relies on certain current shareholders of PRC Affiliated Entities, as directors and executive officers of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of PRC Affiliated Entities, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Group have entered into contractual arrangements with the PRC Affiliated Entities which may be subject to scrutiny by the PRC tax authorities. A finding that the Group owe additional taxes could substantially reduce the consolidated net income of the PRC Affiliated Entities.

The VIEs are principally engaged in the provision of agency and e-business in the PRC.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to note 20 for disclosure of restricted net assets.

The Group through contractual arrangements with Dianliang Information and Xinbao Investment, it controls the remaining five VIEs as of December 31, 2015 (seven VIEs as of December 31, 2014).

The financial information of the Company’s VIEs and VIEs' subsidiaries as of December 31, 2014 and 2015 and for the years ended December 31, 2013, 2014 and 2015, before intra-group eliminations between VIEs and other group entities, is as follows:

	As of December 31,
	2014	2015
	RMB	RMB
Total assets	63,090	103,740
Total liabilities	38,716	104,795

	Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Net Revenues	125,961	72,645	108,133
Net loss	(3,767)	(9,636)	(14,554)
Net cash used in operating activities	(13,500)	(49,782)	37,943
Net cash generated from (used in) investing activities	12,041	14,709	(31,682)
Net cash generated from financing activities	—	33,370	—